THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln National Variable Annuity Account E
The American Legacy®

Lincoln National Variable Annuity Account H
American Legacy® II, American Legacy® III (B Share)
American Legacy® III C Share, American Legacy® View
American Legacy® Plus, American Legacy® Series
American Legacy® Shareholder’s Advantage (A Share)
American Legacy® Design, American Legacy® Signature

Lincoln Life Variable Annuity Account N
ChoicePlusSM Product Suite, ChoicePlusSM II Product Suite
ChoicePlus AssuranceSM A Share, ChoicePlus AssuranceSM B Share
ChoicePlus AssuranceSM C Share, ChoicePlus AssuranceSM L Share
ChoicePlus AssuranceSM Bonus
ChoicePlusSM Design, ChoicePlusSM Rollover
ChoicePlus AssuranceSM Series, ChoicePlusSM Signature
ChoicePlus AssuranceSM (Prime)

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln Life & Annuity Variable Annuity Account H
American Legacy® III (B Share)
American Legacy® III C Share, American Legacy® View
American Legacy® Plus, American Legacy® Series
American Legacy® Shareholder’s Advantage (A Share)
American Legacy® Design, American Legacy® Signature

Lincoln New York Account N for Variable Annuities
ChoicePlusSM Product Suite, ChoicePlusSM II Product Suite
ChoicePlus AssuranceSM A Share, ChoicePlus AssuranceSM B Share
ChoicePlus AssuranceSM C Share, ChoicePlus AssuranceSM L Share
ChoicePlus AssuranceSM Bonus, ChoicePlus AssuranceSM Series
ChoicePlusSM Design, ChoicePlusSM Signature
ChoicePlus AssuranceSM (Prime)

Supplement dated November 18, 2016 to the Prospectus dated May 1, 2016, as supplemented

This supplement outlines a change to the prospectus for your variable annuity contract. It is for informational purposes and requires no action on your part.

Effective November 21, 2016, the name of the i4LIFE® Advantage Guaranteed Income Benefit (version 5) rider will be changed to i4LIFE® Advantage Select Guaranteed Income Benefit.

Please retain this Supplement for future reference.